Debt (Components of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt discount	$ (52)	$ (74)
Other debt, primarily foreign instruments	67	61
Total other long-term debts	2,827	2,829
Less: short-term debt, including current maturities of long-term debt	(94)	(88)
Total long-term debt	2,733	2,741
Tranche B Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	1,862	1,882
Tranche C Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	$ 950	$ 960